Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature
Summary of detailed information about expense by nature

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Personnel costs	152,470	168,096	184,254
Raw materials, consumables and finished goods used	96,916	125,923	140,273
Changes in inventories of finished goods and work in progress	11,053	3,008	(13,337)
Freight and selling expenses	44,408	50,887	40,962
Depreciation and amortization	46,542	46,946	45,810
Professional service fees	33,773	41,406	43,614
Advertising and marketing expenses	25,187	36,248	32,162
Lease expenses	25,818	27,631	22,614
Studies and research expenses	5,238	6,345	11,916
Office expenses	4,564	6,289	5,916
Travel expenses	3,689	4,680	4,345
Net foreign exchange (gains) / losses	(7,709)	4,610	339
Taxes and surcharges	3,878	2,637	2,946
Impairment of goodwill (Note 15)	31,208	—	—
Provisions and impairment losses(exclude goodwill)	3,727	79	16,729
Fair value changes on warrants	(2,818)	(4,961)	1,132
Other	17,305	24,911	24,904
Total expenses	495,249	544,735	564,579

Summary of detailed information about employee benefits expense

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Salaries and wages	112,093	120,942	134,888
Social contributions and pension plans	28,630	30,908	26,930
Employee share-based compensation	551	2,749	7,431
Severance indemnities	3,914	4,333	2,613
Other benefits	7,282	9,164	12,392
Total personnel costs	152,470	168,096	184,254

Summary of expenses by nature of lease expenses

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Variable lease payments	25,206	25,964	20,830
Expenses relating to short-term leases	478	1,374	1,347
Expenses relating to low-value leases	134	293	437
Total lease expenses	25,818	27,631	22,614

Summary of detailed information about provisions and impairment losses

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
(Write-off)/allowance of obsolete inventories	(5,667)	(5,555)	11,417
Provisions for trade and other receivables	1,534	200	1,617
Other provisions	810	(886)	983
Impairment of right-of-use assets	5,789	3,516	2,434
Impairment of property, plant and equipment	1,261	2,804	278
Total provisions and impairment losses (exclude goodwill)	3,727	79	16,729